Stock Incentive Plans (Details 3) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Summary of stock options outstanding
Options Outstanding, Number Outstanding	1,252
Options Outstanding, Weighted Average Exercise Price	$ 42.12
Options Outstanding, Weighted Average Remaining Contract Life	6 years 9 months
Options Exercisable, Number Exercisable	427
Options Exercisable, Weighted Average Exercise Price	$ 39.45
Options Exercisable,Weighted Average Remaining Contract Life	5 years 2 months
Options Outstanding, Aggregate Intrinsic Value	$ 15,528,000
Options Exercisable, Aggregate Intrinsic Value	$ 6,439,000
Range One [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$20-$30
Options Outstanding, Number Outstanding	20
Options Outstanding, Weighted Average Exercise Price	$ 25.82
Options Outstanding, Weighted Average Remaining Contract Life	1 year 0 months
Options Exercisable, Number Exercisable	20
Options Exercisable, Weighted Average Exercise Price	$ 25.82
Options Exercisable,Weighted Average Remaining Contract Life	1 year 0 months
Range Two [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$30-$40
Options Outstanding, Number Outstanding	390
Options Outstanding, Weighted Average Exercise Price	$ 36.75
Options Outstanding, Weighted Average Remaining Contract Life	5 years 9 months
Options Exercisable, Number Exercisable	179
Options Exercisable, Weighted Average Exercise Price	$ 36.46
Options Exercisable,Weighted Average Remaining Contract Life	4 years 5 months
Range Three [Member]
Summary of stock options outstanding
Range of Per Share Exercise Prices	$40+
Options Outstanding, Number Outstanding	842
Options Outstanding, Weighted Average Exercise Price	$ 44.99
Options Outstanding, Weighted Average Remaining Contract Life	7 years 5 months
Options Exercisable, Number Exercisable	228
Options Exercisable, Weighted Average Exercise Price	$ 42.96
Options Exercisable,Weighted Average Remaining Contract Life	6 years 1 month